STATEMENT OF OPERATIONS (Unaudited) - USD ($)	2 Months Ended	3 Months Ended
	Apr. 30, 2026	Jul. 31, 2026
Income Statement [Abstract]
Revenue — franchise cooperation services	$ 0	$ 723
Cost of goods sold
Gross Profit
Operating expenses
General and administrative expenses	906
Consulting and advisory expense		70,000
Audit and professional fees		3,000
Bank and transaction fees		16
Total operating expenses		73,016
Loss from operations	(906)	(72,293)
Provision for income taxes		0
Net loss	$ (906)	$ (72,293)
Net Loss Per Share, basic		$ (0.01)
Net Loss Per Share, diluted		$ (0.01)
Weighted Average Number of Shares Outstanding, basic	2,200,515	10,290,217
Weighted Average Number of Shares Outstanding, diluted	2,200,515	10,290,217